S000069558 [Member] Average Annual Total Returns		12 Months Ended	51 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.47%	(1.99%)
ICE BofA Long US Treasury Principal STRIPS Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(15.56%)	(17.18%)
iShares 25+ Year Treasury STRIPS Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		(15.74%)	(17.02%)
Performance Inception Date			Sep. 22, 2020
iShares 25+ Year Treasury STRIPS Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(17.17%)	(18.06%)
iShares 25+ Year Treasury STRIPS Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(9.24%)	(12.17%)

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through February 28, 2021 reflect the standard pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index, which utilized pricing as of 3pm. Index returns from March 1, 2021 through November 30, 2023 reflect the performance of the 4pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index. Index returns beginning on December 1, 2023 reflect the performance of the standard pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index, which now utilizes pricing as of 4pm, and resulted in a discontinuation of the 4pm pricing variant.